WEIL, GOTSHAL & MANGES LLP
201 Redwood Shores Parkway
Redwood Shores, California 94065
(650) 802-3000
September 29, 2006
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Altra Holdings, Inc. — Registration Statement on Form S-1
Ladies and Gentlemen:
     On behalf of Altra Holdings, Inc., a Delaware corporation (the “Company”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 101 of Regulation S-T under the Securities Act of 1933, as amended (the “Securities Act”), is a Registration Statement on Form S-1 with respect to the registration of shares of the Company’s common stock, par value $0.001 per share.
     A wire transfer in the amount of $18,458 in payment of the registration fee has been made to the Commission’s account at Mellon Bank.
     The Commission may direct any questions or comments concerning this filing to the undersigned at (650) 802-3194 or to Craig Adas at (650) 802-3020.

Very truly yours,
/s/ Shaina Varia

Shaina Varia